JTD
Nuveen Tax-Advantaged Dividend Growth Fund
Portfolio of Investments    March 31, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 141.9% (97.5% of Total Investments)
	COMMON STOCKS – 108.9% (74.9% of Total Investments)
	Aerospace & Defense – 3.7%
16,760	Lockheed Martin Corporation	$5,030,681
110,873	Safran SA, ADR, (2), (3)	3,801,281
	Total Aerospace & Defense	8,831,962
	Automobiles – 1.2%
202,865	Daimler AG, ADR, (2)	2,964,872
	Banks – 11.3%
63,538	BOC Hong Kong Holdings Ltd, Sponsored ADR, (2)	5,261,143
83,342	JPMorgan Chase & Company	8,436,711
1,223,526	Lloyds Banking Group PLC, ADR	3,927,519
29,990	PNC Financial Services Group Inc/The, (4)	3,678,573
101,573	Toronto-Dominion Bank/The	5,518,461
	Total Banks	26,822,407
	Beverages – 3.6%
61,831	Heineken NV, Sponsored ADR, (2)	3,265,846
42,344	PepsiCo Inc, (3)	5,189,257
	Total Beverages	8,455,103
	Biotechnology – 0.8%
92,465	Grifols SA, ADR	1,859,471
	Capital Markets – 3.4%
10,834	BlackRock Inc, (3)	4,630,126
37,231	Macquarie Group Ltd, ADR, (2)	3,422,769
	Total Capital Markets	8,052,895
	Chemicals – 2.0%
105,464	Koninklijke DSM NV, Sponsored ADR, (2), (3)	2,872,840
11,239	Linde PLC	1,977,277
	Total Chemicals	4,850,117
	Containers & Packaging – 3.7%
87,989	Amcor Ltd/Australia, Sponsored ADR, (2)	3,852,158
49,900	Packaging Corporation of America, (3)	4,959,062
	Total Containers & Packaging	8,811,220
	Diversified Financial Services – 1.4%
46,978	ORIX Corp, Sponsored ADR	3,376,309

JTD	Nuveen Tax-Advantaged Dividend Growth Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Diversified Telecommunication Services – 4.0%
166,862	AT&T Inc	$5,232,793
268,016	HKT Trust & HKT Ltd, ADR, (2)	4,308,759
	Total Diversified Telecommunication Services	9,541,552
	Electric Utilities – 5.6%
34,804	NextEra Energy Inc., (3)	6,728,309
366,447	Red Electrica Corp SA, ADR, (2), (3)	3,891,667
171,195	SSE PLC, Sponsored ADR, (2)	2,660,371
	Total Electric Utilities	13,280,347
	Electronic Equipment, Instruments & Components – 0.7%
41,836	Alps Alpine Co Ltd, ADR, (2)	1,746,239
	Energy Equipment & Services – 1.3%
71,950	Schlumberger Ltd, (4)	3,134,862
	Food Products – 1.5%
235,059	Danone SA, Sponsored ADR, (2), (3)	3,617,558
	Health Care Equipment & Supplies – 2.6%
24,456	Becton Dickinson and Company, (4)	6,107,397
	Health Care Providers & Services – 2.7%
25,899	UnitedHealth Group Inc, (3)	6,403,787
	Hotels, Restaurants & Leisure – 2.6%
46,568	Carnival Corporation, (4)	2,361,929
158,250	Compass Group PLC, Sponsored ADR, (2), (3)	3,788,505
	Total Hotels, Restaurants & Leisure	6,150,434
	Household Products – 2.1%
38,182	Colgate-Palmolive Company, (3), (4)	2,616,994
146,805	Reckitt Benckiser Group PLC, Sponsored ADR, (2)	2,485,409
	Total Household Products	5,102,403
	Industrial Conglomerates – 3.2%
47,207	Honeywell International Inc, (3)	7,502,136
	IT Services – 5.7%
33,663	Accenture PLC	5,925,361
68,022	Fidelity National Information Services Inc, (3)	7,693,288
	Total IT Services	13,618,649
	Machinery – 1.2%
27,452	Ingersoll-Rand PLC	2,963,443
	Media – 3.6%
178,645	Comcast Corporation, (4)	7,142,227

Shares	Description (1)	Value
	Media (continued)
27,065	WPP PLC, Sponsored ADR, (3)	$1,429,032
	Total Media	8,571,259
	Oil, Gas & Consumable Fuels – 8.5%
46,499	Chevron Corporation, (3)	5,727,747
102,301	Enbridge Inc., (3)	3,709,434
52,314	Phillips 66, (3)	4,978,724
103,351	Total SA, Sponsored ADR	5,751,483
	Total Oil, Gas & Consumable Fuels	20,167,388
	Personal Products – 2.8%
60,978	L'Oreal SA, ADR, (2)	3,287,629
57,905	Unilever PLC, Sponsored ADR	3,342,276
	Total Personal Products	6,629,905
	Pharmaceuticals – 5.1%
20,690	Allergan PLC	3,029,223
38,489	Johnson & Johnson, (3)	5,380,377
83,741	Sanofi, ADR	3,708,052
	Total Pharmaceuticals	12,117,652
	Professional Services – 1.3%
116,072	Experian PLC, Sponsored ADR, (2)	3,143,230
	Real Estate Management & Development – 1.4%
619,764	CapitaLand Ltd, Sponsored ADR, (2)	3,340,156
	Road & Rail – 2.2%
31,961	Union Pacific Corporation, (3), (4)	5,343,879
	Semiconductors & Semiconductor Equipment – 1.8%
39,636	Texas Instruments Inc, (4)	4,204,191
	Software – 5.1%
54,772	Microsoft Corporation, (3)	6,459,809
48,758	SAP SE, Sponsored ADR, (3)	5,629,599
	Total Software	12,089,408
	Specialty Retail – 2.8%
60,609	Lowe's Cos Inc, (3)	6,634,867
	Technology Hardware, Storage & Peripherals – 3.1%
38,541	Apple Inc, (3)	7,320,863
	Tobacco – 2.5%
66,052	Philip Morris International Inc, (4)	5,838,336

JTD	Nuveen Tax-Advantaged Dividend Growth Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Trading Companies & Distributors – 2.2%
142,088	ITOCHU Corp, ADR, (2)	$5,141,284
	Wireless Telecommunication Services – 2.2%
284,684	KDDI Corp, ADR, (2)	3,050,389
118,059	Vodafone Group PLC, Sponsored ADR	2,146,313
	Total Wireless Telecommunication Services	5,196,702
	Total Common Stocks (cost $188,663,262)	258,932,283

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 15.0% (10.3% of Total Investments)
	Automobiles – 0.5%
$990	General Motors Financial Co Inc	5.750%	N/A (6)	BB+	$867,488
370	General Motors Financial Co Inc	6.500%	N/A (6)	BB+	340,511
1,360	Total Automobiles				1,207,999
	Banks – 7.9%
170	Bank of America Corp	6.300%	N/A (6)	BBB-	184,663
1,850	Bank of America Corp	6.500%	N/A (6)	BBB-	2,007,324
1,700	CIT Group Inc	5.800%	N/A (6)	Ba3	1,683,000
875	Citigroup Inc	5.800%	N/A (6)	BB+	881,562
1,775	Citigroup Inc	6.250%	N/A (6)	BB+	1,868,187
925	Citizens Financial Group Inc	5.500%	N/A (6)	BB+	934,250
275	CoBank ACB	6.250%	N/A (6)	BBB+	288,063
850	Huntington Bancshares Inc/OH	5.700%	N/A (6)	Baa3	828,750
1,925	JPMorgan Chase & Co	6.750%	N/A (6)	Baa2	2,110,435
592	JPMorgan Chase & Co, (3-Month LIBOR reference rate + 3.470% spread), (7)	6.053%	N/A (6)	Baa2	594,960
125	JPMorgan Chase & Co	6.100%	N/A (6)	Baa2	131,604
625	Lloyds Bank PLC, 144A	12.000%	N/A (6)	Baa3	749,965
975	M&T Bank Corp	6.450%	N/A (6)	Baa2	1,038,375
1,575	PNC Financial Services Group Inc/The	6.750%	N/A (6)	Baa2	1,673,437
825	SunTrust Banks Inc	5.625%	N/A (6)	Baa3	835,313
1,600	Wells Fargo & Co	5.875%	N/A (6)	Baa2	1,709,600
1,150	Zions Bancorp NA	7.200%	N/A (6)	BB+	1,217,562
17,812	Total Banks				18,737,050
	Capital Markets – 0.6%
500	Goldman Sachs Group Inc/The	5.300%	N/A (6)	Ba1	503,250
850	Morgan Stanley	5.550%	N/A (6)	BB+	864,960
1,350	Total Capital Markets				1,368,210
	Consumer Finance – 0.9%
845	Capital One Financial Corp	5.550%	N/A (6)	Baa3	857,675

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	Consumer Finance (continued)
$1,275	Discover Financial Services	5.500%	N/A (6)	Ba2	$1,211,250
2,120	Total Consumer Finance				2,068,925
	Diversified Financial Services – 0.3%
675	Voya Financial Inc	6.125%	N/A (6)	BB+	685,125
	Electric Utilities – 0.7%
1,610	Emera Inc.	6.750%	6/15/76	BBB-	1,718,675
	Food Products – 1.3%
400	Land O' Lakes Inc, 144A	7.250%	N/A (6)	BB	392,000
2,600	Land O' Lakes Inc, 144A	8.000%	N/A (6)	BB	2,678,000
125	Land O' Lakes Inc, 144A	7.000%	N/A (6)	BB	120,312
3,125	Total Food Products				3,190,312
	Industrial Conglomerates – 0.6%
1,439	General Electric Co	5.000%	N/A (6)	BBB-	1,341,220
	Insurance – 1.7%
895	Liberty Mutual Group Inc, 144A	7.800%	3/15/37	Baa3	1,024,775
1,000	MetLife Inc	10.750%	8/01/39	BBB	1,510,000
1,000	Nationwide Financial Services Inc	6.750%	5/15/37	Baa2	1,030,000
500	Progressive Corp/The	5.375%	N/A (6)	BBB+	495,625
3,395	Total Insurance				4,060,400
	Oil, Gas & Consumable Fuels – 0.3%
625	Transcanada Trust	5.875%	8/15/76	Baa2	634,094
	U.S. Agency – 0.2%
525	Farm Credit Bank of Texas, 144A	6.200%	N/A (6)	BBB	530,581
$34,036	Total $1,000 Par (or similar) Institutional Preferred (cost $34,826,472)				35,542,591

Shares	Description (1)	Coupon	Ratings (5)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 12.9% (8.8% of Total Investments)
	Banks – 3.9%
30,400	Citigroup Inc	7.125%	BB+	$829,008
8,700	CoBank ACB, 144A, (2)	6.250%	BBB+	882,778
2,209	CoBank ACB, (2)	6.125%	BBB+	224,766
29,100	Fifth Third Bancorp	6.625%	Baa3	784,245
31,776	FNB Corp/PA	7.250%	Ba2	915,149
32,000	Huntington Bancshares Inc/OH	6.250%	Baa3	836,160
32,975	KeyCorp	6.125%	Baa3	879,113
25,700	People's United Financial Inc	5.625%	BB+	638,131
44,587	Regions Financial Corp	6.375%	BB+	1,193,148

JTD	Nuveen Tax-Advantaged Dividend Growth Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)
Shares	Description (1)	Coupon	Ratings (5)	Value
	Banks (continued)
56,493	US Bancorp	6.500%	A3	$1,512,882
25,108	Western Alliance Bancorp	6.250%	N/R	654,566
	Total Banks			9,349,946
	Capital Markets – 2.5%
7,065	Apollo Investment Corp	6.875%	BBB-	183,337
13,799	B Riley Financial Inc	7.500%	N/R	345,251
12,138	B Riley Financial Inc	7.250%	N/R	297,502
50,579	Charles Schwab Corp/The	6.000%	BBB	1,316,571
15,175	Cowen Inc	7.350%	N/R	385,293
37,105	Ladenburg Thalmann Financial Services Inc	8.000%	N/R	913,525
48,535	Morgan Stanley	7.125%	BB+	1,364,804
11,059	Oaktree Specialty Lending Corp	6.125%	N/R	277,139
31,470	Stifel Financial Corp	6.250%	BB-	837,102
	Total Capital Markets			5,920,524
	Consumer Finance – 0.9%
31,035	Capital One Financial Corp	6.700%	Baa3	795,427
49,015	GMAC Capital Trust I	8.469%	B1	1,276,351
	Total Consumer Finance			2,071,778
	Diversified Telecommunication Services – 0.3%
26,175	Qwest Corp	6.875%	BBB-	663,536
	Equity Real Estate Investment Trust – 0.5%
10,288	Digital Realty Trust Inc	7.375%	Baa3	256,994
15,951	Digital Realty Trust Inc	6.625%	Baa3	419,192
7,032	Senior Housing Properties Trust	5.625%	BBB-	163,002
16,530	VEREIT Inc	6.700%	BB	416,060
	Total Equity Real Estate Investment Trust			1,255,248
	Food Products – 1.1%
550	CHS Inc	7.875%	N/R	15,015
39,675	CHS Inc	7.100%	N/R	1,052,578
58,065	CHS Inc	6.750%	N/R	1,499,819
	Total Food Products			2,567,412
	Insurance – 2.2%
32,616	Argo Group US Inc	6.500%	BBB-	831,708
32,400	Enstar Group Ltd	7.000%	BB+	825,228
19,650	Hartford Financial Services Group Inc/The	7.875%	Baa2	557,863
26,438	Kemper Corp	7.375%	Ba1	667,031
24,434	National General Holdings Corp	7.500%	N/R	579,574
9,191	National General Holdings Corp	7.500%	N/R	212,036
3,774	PartnerRe Ltd	7.250%	BBB	102,162

Shares	Description (1)	Coupon	Ratings (5)	Value
	Insurance (continued)
15,875	Reinsurance Group of America Inc	6.200%	BBB+	$421,958
17,424	Reinsurance Group of America Inc	5.750%	BBB+	464,350
16,500	Torchmark Corp	6.125%	BBB+	437,415
	Total Insurance			5,099,325
	Mortgage Real Estate Investment Trust – 0.1%
10,028	MFA Financial Inc	8.000%	N/R	261,430
	Thrifts & Mortgage Finance – 0.7%
31,915	Federal Agricultural Mortgage Corp	6.875%	N/R	836,173
33,900	New York Community Bancorp Inc	6.375%	Ba1	875,637
	Total Thrifts & Mortgage Finance			1,711,810
	U.S. Agency – 0.2%
4,750	Farm Credit Bank of Texas, 144A, (2)	6.750%	Baa1	492,219
	Wireless Telecommunication Services – 0.5%
44,625	United States Cellular Corp	7.250%	Ba1	1,172,299
	Total $25 Par (or similar) Retail Preferred (cost $29,402,595)			30,565,527

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	CORPORATE BONDS – 2.8% (1.9% of Total Investments)
	Banks – 0.1%
$305	Ally Financial Inc	8.000%	3/15/20	BB+	$318,725
	Chemicals – 0.2%
325	CVR Partners LP / CVR Nitrogen Finance Corp, 144A	9.250%	6/15/23	B+	340,437
	Containers & Packaging – 0.2%
400	Sealed Air Corp, 144A	6.875%	7/15/33	BB+	432,000
	Entertainment – 0.5%
1,157	Liberty Interactive LLC	8.500%	7/15/29	BB	1,191,710
	Interactive Media & Services – 0.1%
225	Rackspace Hosting Inc, 144A	8.625%	11/15/24	B+	200,448
	Machinery – 0.2%
400	Dana Financing Luxembourg Sarl, 144A	6.500%	6/01/26	BB+	408,000
	Media – 0.6%
250	Altice Financing SA, 144A	7.500%	5/15/26	B+	247,500
675	DISH DBS Corp	7.750%	7/01/26	BB-	587,250
575	Viacom Inc	6.875%	4/30/36	BBB	675,536
1,500	Total Media				1,510,286

JTD	Nuveen Tax-Advantaged Dividend Growth Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	Metals & Mining – 0.1%
$225	ArcelorMittal	7.000%	10/15/39	BBB-	$256,521
	Oil, Gas & Consumable Fuels – 0.4%
900	Enviva Partners LP / Enviva Partners Finance Corp	8.500%	11/01/21	BB-	938,250
	Semiconductors & Semiconductor Equipment – 0.1%
300	Amkor Technology Inc, 144A	6.625%	9/15/27	BB	304,500
	Specialty Retail – 0.3%
825	L Brands Inc	6.875%	11/01/35	Ba1	712,594
$6,562	Total Corporate Bonds (cost $6,775,483)				6,613,471

Shares	Description (1)	Coupon	Ratings (5)	Value
	CONVERTIBLE PREFERRED SECURITIES – 2.1% (1.5% of Total Investments)
	Banks – 0.7%
975	Bank of America Corp	7.250%	BBB-	$1,269,323
325	Wells Fargo & Co	7.500%	Baa2	420,014
	Total Banks			1,689,337
	Electric Utilities – 0.6%
21,900	NextEra Energy Inc.	6.123%	BBB	1,354,734
	Independent Power & Renewable Electricity Producers – 0.3%
7,900	Vistra Energy Corp	7.000%	N/R	778,624
	Multi-Utilities – 0.5%
11,700	Sempra Energy	6.750%	N/R	1,242,072
	Total Convertible Preferred Securities (cost $4,811,203)			5,064,767

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	CONVERTIBLE BONDS – 0.2% (0.1% of Total Investments)
	Media – 0.2%
$673	Liberty Interactive LLC	4.000%	11/15/29	BB	$460,994
$673	Total Convertible Bonds (cost $453,213)				460,994
	Total Long-Term Investments (cost $264,932,228)				337,179,633

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 3.6% (2.5% of Total Investments)
	REPURCHASE AGREEMENTS – 3.6% (2.5% of Total Investments)
$8,642	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/19, repurchase price $8,643,235, collateralized by $8,615,000 U.S. Tresury Notes, 2.500%, due 3/31/23, value $8,822,113	1.200%	4/01/19	$8,642,371
	Total Short-Term Investments (cost $8,642,371)			8,642,371
	Total Investments (cost $273,574,599) – 145.5%			345,822,004
	Borrowings – (44.0)% (8), (9)			(104,500,000)
	Other Assets Less Liabilities – (1.5)% (10)			(3,661,637)
	Net Assets Applicable to Common Shares – 100%			$237,660,367
Investments in Derivatives
Options Written
Description (11)	Type	Number of Contracts	Notional Amount (12)	Exercise Price	Expiration Date	Value
Russell 2000® Index	Call	(150)	$(23,625,000)	$1,575	4/18/19	$(125,250)
Russell 2000® Index	Call	(150)	(24,000,000)	1,600	4/18/19	(43,500)
Total Options Written (premiums received $235,973)		(300)	$(47,625,000)			$(168,750)

Interest Rate Swaps - OTC Uncleared
Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (13)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	$52,500,000	Receive	1-Month LIBOR	1.969%	Monthly	6/01/18	7/01/25	7/01/27	$314,784	$314,784
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

JTD	Nuveen Tax-Advantaged Dividend Growth Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$193,030,178	$65,902,105	$ —	$258,932,283
$1,000 Par (or similar) Institutional Preferred	—	35,542,591	—	35,542,591
$25 Par (or similar) Retail Preferred	28,965,764	1,599,763	—	30,565,527
Corporate Bonds	—	6,613,471	—	6,613,471
Convertible Preferred Securities	5,064,767	—	—	5,064,767
Convertible Bonds	—	460,994	—	460,994
Short-Term Investments:
Repurchase Agreements	—	8,642,371	—	8,642,371
Investments in Derivatives:
Interest Rate Swaps*	—	314,784	—	314,784
Options Written	—	(168,750)	—	(168,750)
Total	$227,060,709	$118,907,329	$ —	$345,968,038

*	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $96,397,805.
(4)	Investment, or portion of investment, has been pledged to collateralized the net payment obligations for investments in derivatives.
(5)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(6)	Perpetual security. Maturity date is not applicable.
(7)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(8)	Borrowings as a percentage of Total Investments is 30.2%.
(9)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $214,449,912 have been pledged as collateral for borrowings.
(10)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(11)	Exchange-traded, unless otherwise noted.
(12)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
(13)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt
LIBOR	London Inter-Bank Offered Rate